Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Millburn Multi-Markets Fund L.P. [Member]
Investment income
Interest income	$ 345,473	$ 139,079
Expenses:
Brokerage commissions	494,299	178,062
Management fees	3,643,500	1,005,729
Selling commissions and platform fees	2,530,363	774,365
Administrative and operating expenses	1,015,504	420,277
Custody fees	31,049	7,378
Total expenses	7,714,715	2,385,811
Operating expenses borne by General Partner	(59,807)	(142,136)
Net expenses	7,654,908	2,243,675
Net investment loss allocated from the Master Fund	(7,309,435)	(2,104,596)
REALIZED AND UNREALIZED GAINS (LOSSES) ALLOCATED FROM THE MASTER FUND
Futures and forward currency contracts	(2,954,102)	3,742,539
Foreign exchange translation	301	(32,977)
Net change in unrealized:
Futures and forward currency contracts	(1,198,682)	4,689,239
Foreign exchange translation	(15,382)	(35,430)
Net gains (losses) from U.S. Treasury notes:
Realized	2,823	2,500
Net change in unrealized	(43,230)	4,631
Net realized and unrealized gains (losses) allocated from the Master Fund	(4,208,272)	8,370,502
NET INCOME (LOSS)	(11,517,707)	6,265,906
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND	2,595	1,254,093
NET INCOME (LOSS) AFTER PROFIT SHARE	(11,520,302)	5,011,813
Millburn Multi-Markets Trading L.P. [Member]
Investment income
Interest income	703,919	414,798
Expenses:
Brokerage commissions	994,569	499,876
Management fees	6,470,138	2,072,410
Selling commissions and platform fees	2,530,363	774,365
Administrative and operating expenses	1,487,037	815,543
Custody fees	63,347	20,810
Total expenses	11,545,454	4,183,004
Operating expenses borne by General Partner	(75,183)	(297,108)
Net expenses	11,470,271	3,885,896
Net investment loss allocated from the Master Fund	(10,766,352)	(3,471,098)
REALIZED AND UNREALIZED GAINS (LOSSES) ALLOCATED FROM THE MASTER FUND
Futures and forward currency contracts	(2,470,436)	8,964,691
Foreign exchange translation	(136,628)	(36,326)
Net change in unrealized:
Futures and forward currency contracts	(4,934,382)	13,401,675
Foreign exchange translation	20,096	(63,094)
Net gains (losses) from U.S. Treasury notes:
Realized	(7,267)	5,806
Net change in unrealized	(50,686)	21,739
Net realized and unrealized gains (losses) allocated from the Master Fund	(7,579,303)	22,294,491
NET INCOME (LOSS)	(18,345,655)	18,823,393
LESS PROFIT SHARE TO GENERAL PARTNER	61,668	2,949,717
NET INCOME (LOSS) AFTER PROFIT SHARE	$ (18,407,323)	$ 15,873,676